UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    40 North Industries LLC
Address: 9 West 57th Street, 30th Floor
         New York, New York  10019

13F File Number:  028-14260

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michael Owens
Title:     Chief Financial Officer
Phone:     212-821-1617

Signature, Place, and Date of Signing:

 /s/  Michael Owens     New York, New York     May 15, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    50

Form 13F Information Table Value Total:    $2,591,183 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ANADARKO PETE CORP             COM              032511107    18802   215000 SH  CALL SOLE                   215000        0        0
APPLE INC                      COM              037833100    39397    89000 SH       SOLE                    89000        0        0
APPLE INC                      COM              037833100    29924    67600 SH  CALL SOLE                    67600        0        0
ASHLAND INC NEW                COM              044209104     8322   112000 SH       SOLE                   112000        0        0
BEAM INC                       COM              073730103    33144   521626 SH       SOLE                   521626        0        0
CBS CORP NEW                   CL B             124857202    48791  1045000 SH       SOLE                  1045000        0        0
CHESAPEAKE ENERGY CORP         COM              165167107     8164   400000 SH       SOLE                   400000        0        0
COMPUWARE CORP                 COM              205638109    25292  2025000 SH       SOLE                  2025000        0        0
COPART INC                     COM              217204106    34510  1007000 SH       SOLE                  1007000        0        0
DEAN FOODS CO NEW              COM              242370104    30730  1695000 SH       SOLE                  1695000        0        0
DELL INC                       COM              24702R101    34105  2380000 SH       SOLE                  2380000        0        0
E TRADE FINANCIAL CORP         COM NEW          269246401     8782   820000 SH       SOLE                   820000        0        0
FORESTAR GROUP INC             COM              346233109    13619   623000 SH       SOLE                   623000        0        0
GENWORTH FINL INC              COM CL A         37247D106    19200  1920000 SH       SOLE                  1920000        0        0
HERTZ GLOBAL HOLDINGS INC      COM              42805T105    34948  1570000 SH       SOLE                  1570000        0        0
HERTZ GLOBAL HOLDINGS INC      COM              42805T105     4452   200000 SH  CALL SOLE                   200000        0        0
HESS CORP                      COM              42809H107    35805   500000 SH       SOLE                   500000        0        0
HILLSHIRE BRANDS CO            COM              432589109    48261  1373000 SH       SOLE                  1373000        0        0
HUMANA INC                     COM              444859102    29026   420000 SH  CALL SOLE                   420000        0        0
HUNTSMAN CORP                  COM              447011107    16173   870000 SH       SOLE                   870000        0        0
IRON MTN INC                   COM              462846106    18155   500000 SH  CALL SOLE                   500000        0        0
ISHARES TR                     RUSSELL 2000     464287655    49576   525000 SH  PUT  SOLE                   525000        0        0
ISHARES TR                     DJ US REAL EST   464287739    69480  1000000 SH  PUT  SOLE                  1000000        0        0
LAMAR ADVERTISING CO           CL A             512815101    32354   666000 SH       SOLE                   666000        0        0
LAMAR ADVERTISING CO           CL A             512815101    19918   410000 SH  CALL SOLE                   410000        0        0
LONE PINE RES INC              COM              54222A106     1553  1293923 SH       SOLE                  1293923        0        0
MARATHON PETE CORP             COM              56585A102     7974    89000 SH       SOLE                    89000        0        0
MARKET VECTORS ETF TR          GOLD MINER ETF   57060U100    37419   988625 SH       SOLE                   988625        0        0
MATTRESS FIRM HLDG CORP        COM              57722W106    43358  1255300 SH       SOLE                  1255300        0        0
METROPCS COMMUNICATIONS INC    COM              591708102     4142   380000 SH       SOLE                   380000        0        0
METROPCS COMMUNICATIONS INC    COM              591708102    26160  2400000 SH  CALL SOLE                  2400000        0        0
MICROS SYS INC                 COM              594901100    15997   351500 SH       SOLE                   351500        0        0
MOSAIC CO NEW                  COM              61945C103    33024   554000 SH       SOLE                   554000        0        0
MYRIAD GENETICS INC            COM              62855J104    21599   850000 SH  PUT  SOLE                   850000        0        0
NEWS CORP                      CL A             65248E104    34019  1115000 SH       SOLE                  1115000        0        0
NOBLE CORPORATION BAAR         NAMEN -AKT       H5833N103    20754   544000 SH       SOLE                   544000        0        0
PENN NATL GAMING INC           COM              707569109    47354   870000 SH       SOLE                   870000        0        0
PHILLIPS 66                    COM              718546104     8816   126000 SH       SOLE                   126000        0        0
RAYONIER INC                   COM              754907103    42008   704000 SH       SOLE                   704000        0        0
ROCKWOOD HLDGS INC             COM              774415103    41869   639800 SH       SOLE                   639800        0        0
RYMAN HOSPITALITY PPTYS INC    COM              78377T107    37103   811000 SH       SOLE                   811000        0        0
SPDR S&P 500 ETF TR            TR UNIT          78462F103   678303  4329500 SH  CALL SOLE                  4329500        0        0
SPDR S&P 500 ETF TR            TR UNIT          78462F103   582029  3715000 SH  PUT  SOLE                  3715000        0        0
SUNCOKE ENERGY INC             COM              86722A103    24266  1485978 SH       SOLE                  1485978        0        0
TEMPUR PEDIC INTL INC          COM              88023U101    47943   966000 SH       SOLE                   966000        0        0
TESORO CORP                    COM              881609101     9075   155000 SH       SOLE                   155000        0        0
THE ADT CORPORATION            COM              00101J106    32007   654000 SH       SOLE                   654000        0        0
TYCO INTERNATIONAL LTD         SHS              H89128104    32000  1000000 SH       SOLE                  1000000        0        0
VALERO ENERGY CORP NEW         COM              91913Y100     8188   180000 SH       SOLE                   180000        0        0
YAHOO INC                      COM              984332106    43293  1840000 SH       SOLE                  1840000        0        0